Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Comm. Social Resp. [3]	Total Payments
Total	[1],[2]	$ 2,591.2	$ 496.3	$ 119.4	$ 134.2	$ 19.9	$ 0.3	$ 4.5	$ 3,365.8
Australia
Total	[1],[2]	2,471.4	228.4	22.1			0.3	4.3	2,726.5
Australia | Bass Strait
Total	[1],[2]	229.2							229.2
Australia | Browse
Total	[1],[2]			0.4					0.4
Australia | Corporate Other
Total	[1],[2],[4]	(135.0)		9.1					(125.9)
Australia | Greater Enfield
Total	[1],[2]	94.1		0.4					94.5
Australia | Julimar Brunello Wheatstone
Total	[1],[2]	39.5		0.7					40.2
Australia | North West Shelf
Total	[1],[2],[5]	151.5	228.4	5.2				0.2	385.3
Australia | Pluto
Total	[1],[2],[6]	484.4		2.0				0.1	486.5
Australia | Pyrenees FPSO and Macedon
Total	[1],[2]	101.2		3.6					104.8
Australia | Scarborough
Total	[1],[2]			0.7			$ 0.3	4.0	5.0
Australia | Woodside Energy Group Ltd
Total	[1],[2],[7]	1,506.5							1,506.5
Barbados
Total	[1],[2]			0.4					0.4
Barbados | Woodside Energy (Bimshire) Limited
Total	[1],[2],[7]			0.4					0.4
Mexico
Total	[1],[2]	0.2							0.2
Mexico | Trion
Total	[1],[2]	0.2							0.2
Senegal
Total	[1],[2]	0.3			52.6			0.2	53.1
Senegal | Sangomar
Total	[1],[2],[8]				52.6				52.6
Senegal | Sangomar
Total	[1],[2]	0.3							0.3
Senegal | Sangomar
Total	[1],[2]							$ 0.2	0.2
Singapore
Total	[1],[2]	13.0							13.0
Singapore | Woodside Energy Trading Singapore Pte Ltd
Total	[1],[2],[7]	12.6							12.6
Singapore | Woodside Energy Australia Asia Holdings Pte Ltd
Total	[1],[2],[7]	0.4							0.4
Timor-Leste
Total	[1],[2]			0.3					0.3
Timor-Leste | Sunrise
Total	[1],[2]			0.3					0.3
Trinidad and Tobago
Total	[1],[2]			85.8	81.6				167.4
Trinidad and Tobago | Greater Angostura
Total	[1],[2],[9]				$ 81.6				81.6
Trinidad and Tobago | Greater Angostura
Total	[1],[2]			85.8					85.8
United States of America
Total	[1],[2]	106.3	267.9	10.8		19.9			404.9
United States of America | Gulf of America
Total	[1],[2]	0.2	$ 267.9	$ 10.8		$ 19.9			298.8
United States of America | Woodside Energy USA Operations Inc.
Total	[1],[2],[7]	87.5							87.5
United States of America | Woodside Energy (Deepwater) Inc.
Total	[1],[2],[7]	11.6							11.6
United States of America | Woodside Energy USA Services Inc.
Total	[1],[2],[7]	$ 7.0							$ 7.0

[1]	Figures are rounded to the nearest $0.1 million.
[2]	The Dividends category required by the Regulations has been excluded from the table as no payments were made against this category for the year ended 31 December 2024.
[3]	Reported community and social contribution payments are those required by law or contract as required under this Form SD. Woodside makes social and community contribution payments above those required by law or contract.
[4]	Corporate/Other includes exploration, projects that are no longer producing (Griffin, Minerva and Stybarrow) and payments which cannot be attributed to a specific project.
[5]	North West Shelf includes Okha FPSO.
[6]	Includes 100% of the taxes paid by Burrup Facilities Company Pty Ltd and Burrup Train 1 Pty Ltd. Woodside holds a 90% interest in these entities.
[7]	Where Taxes paid to governments cannot be attributable to a project, the applicable entity has been referenced.
[8]	Production entitlement is for payments in kind for 0.7 million barrels of oil equivalent (MMboe) of crude oil and gas valued per the Production Sharing Agreement.
[9]	Production entitlement is for payments in kind for 5.7 MMboe of crude oil and gas valued per the Production Sharing Agreement.